THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (89.0%)
AUSTRALIA (2.3%)
Broken Hill Propietary Co. Ltd. (Metals &
  Mining)(s).....................................        363,805   $   3,557,898
CSR Ltd. (Building Materials)(s).................        308,933         986,947
Fosters Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................        575,705       1,253,661
Mayne Nickless Ltd. (Commercial Services)(s).....        222,100       1,199,271
National Australia Bank Ltd. (Banking)(s)........        120,605       1,714,176
Telstra Corp. Ltd. (Installment Receipts)
  (Telecommunication Services)(s)................        560,900       1,316,502
Westpac Banking Corp. Ltd. (Banking)(s)..........        339,000       2,276,515
WMC Ltd. (Metals & Mining)(s)....................        481,000       1,712,266
                                                                   -------------
                                                                      14,017,236
                                                                   -------------

BELGIUM (0.4%)
Algemene Maatschappij voor Nijverheidskredit NV
  (Financial Services)(s)........................         23,500       1,561,040
PetroFina SA (Oil-Production)(s).................          2,780       1,095,995
                                                                   -------------
                                                                       2,657,035
                                                                   -------------

DENMARK (0.9%)
Danisco A/S (Food, Beverages & Tobacco)(s).......         25,000       1,570,907
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................         78,700       1,976,131
Olicom A/S (Technology)(s)+......................         63,600       1,877,372
                                                                   -------------
                                                                       5,424,410
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

FINLAND (1.6%)
Merita PLC (Banking)(s)..........................        441,900   $   2,960,554
Nokia AB OYJ (Telecommunications-
  Equipment)(s)+.................................         57,400       3,856,107
UPM-Kymmene OYJ (Forest Products & Paper)(s).....         99,700       2,992,051
                                                                   -------------
                                                                       9,808,712
                                                                   -------------

FRANCE (10.4%)
AXA-UAP (Insurance)(s)...........................         26,092       3,061,096
Carrefour Supermarche SA (Retail)(s).............          4,213       2,411,824
Christian Dior SA (Retail)(s)....................         21,200       2,871,167
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................         16,334       2,719,726
Compagnie Financiere de Paribas (Financial
  Services)(s)+..................................         69,315       7,371,776
Compagnie Generale des Eaux (Utilities)(s).......         62,293      11,573,000
Elf Aquitaine SA (Oil-Services)(s)...............         33,341       4,371,400
L'Air Liquide SA (Chemicals)(s)..................         20,026       3,693,874
Lagardere S.C.A. (Multi - Industry)(s)...........         46,300       1,769,594
PSA Peugeot Citroen (Automotive)(s)..............         19,655       3,409,875
Sanofi SA (Pharmaceuticals)(s)...................         20,768       2,515,864
SEITA (Food, Beverages & Tobacco)(s).............         41,000       1,839,554
SGS Thomson Microelectronics NV
  (Electronics)(s)+..............................         50,200       4,287,773
Societe Generale (Banking)(s)....................         32,600       6,782,454
Total SA (Oil-Services)(s).......................         34,773       4,131,551
Union des Assurances Federales (Insurance)(s)....         12,460       1,948,375
                                                                   -------------
                                                                      64,758,903
                                                                   -------------

GERMANY (11.8%)
Adidas - Salomon AG (Apparels & Textiles)(s).....         15,900       2,635,974
Allianz AG Holding (Insurance)(s)................          8,400       2,583,898
Bayer AG (Chemicals)(s)..........................         59,900       2,663,709
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................         41,740       1,407,229

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
GERMANY (CONTINUED)
Continental AG (Automotive)(s)...................         59,940   $   1,703,507
Degussa AG (Chemicals)(s)........................          6,564         356,640
Deutsche Bank AG (Banking)(s)....................         79,300       6,102,726
Dresdner Bank AG (Banking)(s)....................        116,700       6,314,618
Hannover Rueckversicherungs AG (Insurance)(s)....         23,854       3,030,771
Henkel KGAA (Chemicals)(s)+......................         30,315       2,120,110
Karstadt AG (Retail)(s)..........................          4,971       2,243,809
Lufthansa AG (Airlines)(s).......................        250,800       5,967,775
Merck KGAA (Pharmaceuticals)(s)..................         51,400       2,005,018
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................         20,220       9,239,576
SAP AG (Computer Software)(s)....................         10,450       4,949,852
Schering AG (Pharmaceuticals)(s).................         28,700       3,078,716
SGL Carbon AG (Chemicals)(s).....................         15,300       1,612,278
Siemens AG (Electrical Equipment)(s).............         81,410       4,763,477
SKW Trostberg AG (Chemicals)(s)..................         31,000       1,070,188
VEBA AG (Utilities)(s)...........................         97,500       6,443,863
Volkswagen AG (Automotive)(s)....................          3,792       3,019,657
                                                                   -------------
                                                                      73,313,391
                                                                   -------------

HONG KONG (1.3%)
Hong Kong Electric Holdings Ltd. (Electric)(s)...        703,500       2,161,527
HSBC Holdings PLC (Banking)(s)...................         75,200       2,145,506
Hutchison Whampoa Ltd. (Multi - Industry)(s).....        248,000       1,533,581
Sun Hung Kai Properties Ltd. (Real Estate)(s)....        405,000       2,405,096
                                                                   -------------
                                                                       8,245,710
                                                                   -------------

IRELAND (0.9%)
CRH PLC (Building Materials)(s)..................         78,200       1,116,951
Irish Life PLC (Insurance)(s)....................        170,500       1,582,823
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................        842,500       3,135,612
                                                                   -------------
                                                                       5,835,386
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ITALY (2.3%)
ENI SPA (Oil-Services)(s)+.......................        748,300   $   5,023,295
Instituto Bancario San Paolo di Torino SPA
  (Banking)(s)...................................        181,400       2,620,751
Mediolanum SPA (Financial Services)(s)...........         60,400       1,810,006
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................        971,900       5,122,912
                                                                   -------------
                                                                      14,576,964
                                                                   -------------

JAPAN (14.0%)
Bridgestone Corp. (Chemicals)(s).................        241,000       5,508,362
Canon Inc. (Electronics)(s)......................        111,000       2,629,455
Canon Sales Co., Inc. (Miscellaneous)(s).........         87,000       1,165,443
DDI Corp. (Telecommunications)(s)................            483       1,224,589
Ebara Corp. (Machinery)(s).......................        169,000       1,649,966
Fanuc Ltd. (Machinery)(s)........................         83,000       3,065,465
Fuji Photo Film Co. Ltd. (Electronics)(s)........         90,000       3,208,203
Fujitsu Ltd. (Computer Systems)(s)...............        495,000       5,788,049
Hitachi Ltd. (Electrical Equipment)(s)...........        320,000       2,298,342
Ito - Yokado Co. Ltd. (Retail)(s)................         59,000       3,058,729
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................            281       2,013,978
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................        437,000       3,307,348
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......        235,000       2,276,545
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(s)+....................................        419,000       1,744,115
Nintendo Co. Ltd. (Retail)(s)....................         20,600       1,892,711
Nippon Steel Corp. (Metals & Mining)(s)+.........      1,343,000       2,164,981
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................            865       7,594,035
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(s)+...................................         32,000         138,046

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
Nomura Securities Co. Ltd. (Financial
  Services)(s)...................................        174,000   $   2,126,769
Ricoh Co. Ltd. (Electrical Equipment)(s).........        177,000       1,836,577
Rohm Co. Ltd. (Electrical Equipment)(s)..........         18,000       2,035,268
Sekisui Chemical Co. Ltd. (Chemicals)(s).........        249,000       1,370,037
Shin-Etsu Chemical Co. Ltd. (Chemicals)(s).......        114,000       2,225,989
Shohkoh Fund & Co. Ltd. (Financial
  Services)(s)...................................          2,700         860,289
Sony Corp. (Electronics)(s)......................         61,100       5,091,280
Takeda Chemical Industries Ltd. (Chemicals)(s)...        162,000       4,634,526
Takefuji Corp. (Financial Services)(s)...........         36,100       1,898,849
TDK Corp. (Electronics)(s).......................         16,000       1,266,631
The Kagawa Bank Ltd. (Banking)(s)................         39,000         197,760
The Mitsui Trust & Banking Co. Ltd.
  (Banking)(s)...................................        553,000       1,201,173
The Sanwa Bank Ltd. (Banking)(s).................        141,000       1,248,543
Toho Bank Ltd. (Banking)(s)......................        140,000         556,270
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................         50,000         220,616
Tostem Corp. (Construction & Housing)(s).........         78,000         985,847
Toyoda Gosei Co. Ltd. (Automotive)(s)............         47,000         133,391
Toyota Motor Corp. Ltd. (Automotive)(s)..........        277,000       7,232,648
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................         54,000       1,279,195
                                                                   -------------
                                                                      87,130,020
                                                                   -------------
NETHERLANDS (4.7%)
ASM Lithography Holding NV
  (Semiconductors)(s)+...........................         19,100       1,733,688
ING Groep NV (Financial Services)(s).............         97,600       6,342,386
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
NETHERLANDS (CONTINUED)
Moeara Enim Petroleum Maatschappij NVJ, New
  shares (Oil-Services)(s).......................            160   $   3,705,988
Philips Electronics NV (Electronics)(s)..........         77,682       6,843,504
Royal Dutch Petroleum Co. (Oil-Services)(s)......         70,370       3,883,297
Unilever NV (Food, Beverages & Tobacco)(s).......         30,880       2,197,730
Vendex International NV (Retail)(s)..............         36,800       2,360,429
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................         14,800       1,934,498
                                                                   -------------
                                                                      29,001,520
                                                                   -------------

NEW ZEALAND (0.7%)
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(s)...........................        961,800       1,416,219
Lion Nathan Ltd. (Food, Beverages &
  Tobacco)(s)....................................        328,100         871,433
Telecom Corp. of New Zealand
  (Telecommunications)(s)........................        397,200       1,887,013
                                                                   -------------
                                                                       4,174,665
                                                                   -------------

NORWAY (0.9%)
Kvaerner ASA, Series A (Capital Goods)(s)........         11,400         505,948
Kvaerner ASA, Series B (Capital Goods)(s)........         39,020       1,590,502
Norsk Hydro ASA (Oil-Services)(s)................         42,300       2,109,874
Nycomed Amersham PLC, B Shares
  (Biotechnology)(s)+............................         49,190       1,596,120
                                                                   -------------
                                                                       5,802,444
                                                                   -------------

PORTUGAL (0.4%)
Portugal Telecom SA (Telecommunications)(s)......         51,700       2,778,224
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SINGAPORE (1.0%)
City Developments Ltd. (Real Estate)(s)..........        346,000   $   1,496,754
Singapore Airlines Ltd. (Airlines)(s)............        407,600       2,651,278
United Overseas Bank Ltd. (Banking)(s)...........        457,000       2,164,519
                                                                   -------------
                                                                       6,312,551
                                                                   -------------
SPAIN (2.7%)
Acerinox SA (Metals & Mining)(s).................          7,300       1,183,020
Actividades de Construction y Servicios SA
  (Construction & Housing)(s)+...................         54,800       1,797,723
Banco Bilbao Vizcaya SA (Banking)(s).............         63,820       3,282,805
Iberdrola SA (Electric)(s).......................        530,300       8,524,324
Vallehermoso SA (Real Estate)(s).................         52,900       2,047,764
                                                                   -------------
                                                                      16,835,636
                                                                   -------------

SWEDEN (3.0%)
Astra AB, A Shares (Pharmaceuticals)(s)..........        125,000       2,568,222
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....        108,200       3,285,645
Incentive AB, B Shares (Holding Companies)(s)....         25,100       2,432,543
Skandia Forsakrings AB (Insurance)(s)............         77,769       5,416,525
Stora Kopparbergs Bergslags Aktiebolag AB (Forest
  Products & Paper)(s)...........................        128,992       2,208,534
Svenska Handelsbanken AB (Banking)(s)............         61,600       2,793,916
                                                                   -------------
                                                                      18,705,385
                                                                   -------------

SWITZERLAND (6.7%)
ABB AG (Machinery)(s)............................          2,255       3,698,348
Holderbank Financiere Glarus AG (Building
  Materials)(s)..................................          1,700       1,799,805
Nestle SA (Food, Beverages & Tobacco)(s).........          5,765      11,184,547
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SWITZERLAND (CONTINUED)
Novartis AG (Pharmaceuticals)(s).................          1,415   $   2,339,560
Roche Holding AG (Pharmaceuticals)(s)............            767       7,775,134
Union Bank of Switzerland (Banking)(s)...........          6,575      10,590,557
Zurich Versicherungs - Gesellschaft
  (Insurance)(s).................................          7,000       4,265,504
                                                                   -------------
                                                                      41,653,455
                                                                   -------------

UNITED KINGDOM (23.0%)
Bass PLC (Food, Beverages & Tobacco)(s)..........        133,928       2,541,579
BAT Industries PLC (Food, Beverages &
  Tobacco)(s)....................................        370,100       3,490,073
Billiton PLC (Metals & Mining)(s)+...............        437,300       1,250,293
British Airways PLC (Airlines)(s)................        235,000       2,447,892
British Petroleum Co. PLC (Oil-Services)(s)......        392,238       6,197,519
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................        165,000       1,200,078
British Telecommunications PLC
  (Telecommunications)(s)........................        473,700       5,144,213
Burmah Castrol PLC (Oil-Production)(s)...........         47,200         976,221
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................        379,000       4,340,764
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................        122,300       1,783,115
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................        203,200       3,516,417
Diageo PLC (Food, Beverages & Tobacco)(s)........        383,961       4,570,918
Flextech PLC (Broadcasting & Publishing)(s)+.....        104,600         865,712
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........        334,300       9,446,250
Glynwed International PLC (Metals & Mining)(s)...        637,200       3,270,774
Great Universal Stores PLC (Retail)(s)...........        224,000       3,411,951

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
HSBC Holdings PLC (75p) (Banking)(s).............        245,500   $   7,745,684
Kingfisher PLC (Retail)(s).......................         63,600       1,154,844
Lloyds TSB Group PLC (Banking)(s)................        837,050      12,532,951
Lucas Varity PLC (Automotive Supplies)(s)........        898,900       4,016,664
MEPC PLC (Real Estate)(s)........................        218,000       2,239,828
MFI Furniture Group PLC (Household
  Products)(s)...................................      1,013,334       1,541,808
National Power PLC (Electric)(s).................        148,000       1,441,432
Nycomed Amersham PLC (Biotechnology)(s)..........         19,200         636,912
Pilkington PLC (Building Materials)(s)...........        762,000       1,598,951
PowerGen PLC (Electric)(s).......................         38,000         513,371
Prudential Corp. PLC (Insurance)(s)..............        271,000       3,837,859
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................        558,600       3,105,481
Rank Group PLC (Entertainment, Leisure &
  Media)(s)......................................        333,000       2,154,724
Reed International PLC (Broadcasting &
  Publishing)(s).................................        263,000       2,324,005
RMC Group PLC (Building Materials)(s)............        108,000       1,896,048
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................        297,000       3,317,182
Royal Bank of Scotland Group PLC (Banking)(s)....        356,300       5,498,622
Sainsbury (J.) PLC (Retail)(s)...................        363,000       2,843,496
Sears PLC (Retail)(s)............................      2,570,000       2,599,710
Shell Transport & Trading Co. PLC
  (Oil-Services)(s)..............................        295,200       2,196,407
Smith & Nephew PLC (Medical Supplies)(s).........        431,000       1,243,090
SmithKline Beecham PLC (Pharmaceuticals)(s)......        203,000       2,420,037
Tomkins PLC (Multi - Industry)(s)................        365,000       2,148,186
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
Unilever PLC (Food, Beverages & Tobacco)(s)......        386,600   $   4,117,538
Vickers PLC (Capital Goods)(s)...................        274,300       1,082,366
Vodafone Group PLC (Telecommunications)(s).......        422,900       4,631,433
Wessex Water PLC (Water)(s)......................        442,600       3,663,135
Zeneca Group PLC (Pharmaceuticals)(s)............        146,400       6,305,555
                                                                   -------------
                                                                     143,261,088
                                                                   -------------
  TOTAL COMMON STOCK (COST $445,437,521).........                    554,292,735
                                                                   -------------

PREFERRED STOCK (2.2%)
AUSTRALIA (0.4%)
News Corporation Ltd. (Broadcasting &
  Publishing)(s).................................        439,863       2,477,791
                                                                   -------------

AUSTRIA (0.9%)
Bank Austria AG (Banking)(s)+....................         70,022       5,395,244
                                                                   -------------

GERMANY (0.9%)
ProSieben Media AG (Broadcasting &
  Publishing)(s)+................................         31,060       1,601,033
ProSieben Media AG (ADR)(144A) (Broadcasting &
  Publishing)(s)+................................          6,764         174,308
RWE AG (Utilities)(s)............................         51,610       2,159,886
Volkswagen AG (Automotive)(s)....................          2,517       1,493,791
                                                                   -------------
                                                                       5,429,018
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $10,136,232).......                     13,302,053
                                                                   -------------

WARRANTS (0.1%)
GERMANY (0.1%)
RWE AG, Expiring 07/07/98 (Utilities)(s)+........         51,610         451,534
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (0.0%)
Fujitsu Ltd., Expiring 06/25/99 (Computer
  Systems)(s)+...................................             87   $     229,138
                                                                   -------------
  TOTAL WARRANTS (COST $596,772).................                        680,672
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (1.5%)
                                                        (IN JPY)
                                                   -------------
JAPAN (1.5%)
BOT Cayman Finance Ltd., 4.25% due 03/31/49
  (Financial Services)...........................  $ 530,000,000       4,191,704
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)(s)...............    273,000,000       2,012,014
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services)(s)..............    280,000,000       3,337,621
                                                                   -------------
                                                                       9,541,339
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $11,356,965).....                      9,541,339
                                                                   -------------

SHORT-TERM INVESTMENTS (1.6%)
EURO DOLLAR TIME DEPOSITS (1.4%)
                                                        (IN USD)
                                                   -------------
State Street Bank Euro Dollar, 5.25% due
  05/01/98+......................................      8,419,000       8,419,653
                                                                   -------------

U.S. TREASURY OBLIGATIONS (0.2%)
                                                        (IN USD)
                                                   -------------
United States Treasury Bills, 5.09% due
  08/20/98(s)....................................      1,410,000       1,387,545
                                                                   -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $9,806,545)...................................                      9,807,198
                                                                   -------------
TOTAL INVESTMENTS (COST $477,334,035) (94.4%)...................
                                                                     587,623,997
                                                                   -------------

                                                          LOCAL
                                                         CURRENCY
                                                  ----------------------
FOREIGN CURRENCY (5.8%)
Australian Dollar................................       AUD    2,116,309      1,379,789
Austrian Schilling...............................      ATS    31,892,829      2,525,555

                                                          LOCAL
              SECURITY DESCRIPTION                       CURRENCY             VALUE
           --------------------------             ----------------------  -------------
FOREIGN CURRENCY (CONTINUED)
Belgian Franc....................................      BEL    11,044,427  $     298,232
British Pound....................................       GBP      280,972        469,785
Canadian Dollar..................................       CAD            3              2
Danish Kroner....................................       DKK        3,456            505
Finnish Markka...................................      FIM    14,729,844      2,703,673
French Franc.....................................      FRF    39,357,349      6,540,196
German Mark......................................       DEM    5,537,433      3,085,783
Greek Drachma....................................       GRD       78,810            251
Hong Kong Dollar.................................       HKD      574,414         74,156
Irish Punt.......................................      IEP       213,530        299,892
Italian Lira.....................................     ITL  1,867,576,265      1,053,966
Japanese Yen.....................................     JPY    733,107,748      5,548,381
Malaysian Ringgit................................        MYR     168,956         45,175
Netherlands Guilder..............................       NLG    4,685,540      2,318,984
New Zealand Dollar...............................       NZD    8,082,690      4.491,129
Norwegian Krone..................................       NOK       30,323          4,066
Singapore Dollar.................................      SGD     4,951,544      3,126,976
Spanish Peseta...................................      ESP   256,127,607      1,680,462
Swedish Krona....................................      SBK       845,184        109,214
Swiss Franc......................................       CHF      295,311        196,882
                                                                          -------------
  TOTAL FOREIGN CURRENCY (COST $35,962,155)......                            35,953,054
                                                                          -------------
TOTAL INVESTMENTS AND FOREIGN CURRENCY (COST $513,296,190) (100.2%).....
                                                                            623,577,051
OTHER LIABILITIES IN EXCESS OF ASSETS (-0.2%)...........................
                                                                             (1,013,680)
                                                                          -------------
NET ASSETS (100.0%).....................................................  $ 622,563,371
                                                                          -------------
                                                                          -------------

------------------------------
Note: The cost of investments for federal income tax purposes at April 30, 1998 was $478,467,229, the aggregate gross unrealized appreciation and depreciation was $140,099,463 and $30,942,695, respectively, resulting in net unrealized appreciation of $109,156,768.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $225,581,647 of the market value has been segregated.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt

SDR - Swedish Depositary Receipt

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        15.7%
Food, Beverages & Tobacco.........................         7.0%
Pharmaceuticals...................................         6.8%
Oil - Services....................................         6.5%
Financial Services................................         5.4%
Utilities.........................................         4.8%
Electronics.......................................         4.7%
Metals & Mining...................................         4.3%
Retail............................................         4.2%
Chemicals.........................................         4.0%
Electrical Equipment..............................         3.5%
Telecommunications................................         2.9%
Automotive........................................         2.6%
Broadcasting & Publishing.........................         2.2%
Telecommunication Services........................         1.9%
Electric..........................................         1.9%
Real Estate.......................................         1.8%
Automotive Supplies...............................         1.8%
Building Materials................................         1.7%
Telecommunications Equipment......................         1.7%
Technology........................................         1.5%
Forest Products & Paper...........................         1.4%
Multi-Industry....................................         1.2%
Airlines..........................................         1.1%
Computer Systems..................................         1.0%
Miscellaneous.....................................         8.4%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $477,334,035 )          $587,623,997
Cash                                                        200
Foreign Currency at Value (Cost $35,962,155)         35,953,054
Receivable for Investments Sold                       9,498,054
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    326,564
Dividends Receivable                                  1,762,887
Foreign Tax Reclaim Receivable                          990,815
Interest Receivable                                      21,672
Prepaid Trustees' Fees                                    1,485
Variation Margin Receivable                             338,938
Prepaid Expenses and Other Assets                         1,374
                                                   ------------
    Total Assets                                    636,519,040
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    12,739,302
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    590,329
Advisory Fee Payable                                    310,937
Custody Fee Payable                                     234,012
Administrative Services Fee Payable                       5,723
Fund Services Fee Payable                                 2,039
Administration Fee Payable                                  113
Accrued Expenses                                         73,214
                                                   ------------
    Total Liabilities                                13,955,669
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $622,563,371
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $594,937)                                                   $ 4,852,952
Interest Income (Net of Foreign Withholding Tax
  of $453)                                                           667,691
                                                                 -----------
    Investment Income                                              5,520,643
EXPENSES
Advisory Fee                                       $ 1,946,850
Custodian Fees and Expenses                            482,941
Administrative Services Fee                             97,020
Professional Fees and Expenses                          27,391
Fund Services Fee                                       10,564
Administration Fee                                       6,766
Trustees' Fees and Expenses                              5,640
Printing Expenses                                        3,545
Insurance Expense                                        3,253
Registration Fees                                          272
                                                   -----------
    Total Expenses                                                 2,584,242
                                                                 -----------
NET INVESTMENT INCOME                                              2,936,401
NET REALIZED GAIN/LOSS ON
Investment Transactions                               (870,335)
Futures Contracts                                    4,089,493
Foreign Currency Contracts and Transactions          3,375,890
                                                   -----------
    Net Realized Gain                                              6,595,048
NET CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION OF INVESTMENTS
Investments                                         75,688,867
Futures Contracts                                    2,177,096
Foreign Currency Contracts and Translations           (604,626)
                                                   -----------
    Net Change in Unrealized Appreciation                         77,261,337
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $86,792,786
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                     APRIL 30,      FOR THE FISCAL
                                                       1998           YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1997
                                                   -------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   2,936,401   $     13,010,955
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions          6,595,048         29,988,650
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations         77,261,337         (4,366,805)
                                                   -------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      86,792,786         38,632,800
                                                   -------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        144,984,889        151,295,413
Withdrawals                                         (372,822,630)      (353,091,842)
                                                   -------------   ----------------
    Net Decrease from Investors' Transactions       (227,837,741)      (201,796,429)
                                                   -------------   ----------------
    Total Decrease in Net Assets                    (141,044,955)      (163,163,629)
NET ASSETS
Beginning of Period                                  763,608,326        926,771,955
                                                   -------------   ----------------
End of Period                                      $ 622,563,371   $    763,608,326
                                                   -------------   ----------------
                                                   -------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                        FOR THE PERIOD
                                                       FOR THE          FOR THE FISCAL YEAR ENDED       OCTOBER 4, 1993
                                                   SIX MONTHS ENDED            OCTOBER 31,             (COMMENCEMENT OF
                                                    APRIL 30, 1998    -----------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)       1997     1996    1995   1994    OCTOBER 31, 1993
                                                   ----------------   ------   ------   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.80%(a)   0.77%   0.79%  0.82%  0.95%                0.99%(a)
  Net Investment Income                                       0.90%(a)   1.47%   1.39%  1.31%  0.93%                0.43%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                       --        --       --     --     --                 0.17%(a)
Portfolio Turnover                                              40%       67%      57%    59%    56%                  54%(b)
Average Broker Commissions                                  0.0183    0.0018   0.0020     --     --                   --

------------------------
(a) Annualized.

(b) Portfolio turnover for the fiscal year ended October 31, 1993, included the portfolio activity of The Pierpont International Equity Fund, Inc. for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions.Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        4/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Austrian Schilling 32,941,053, expiring
 7/24/98.........................................  $ 2,616,446   $ 2,617,852   $       1,406
Belgian Franc 98,818,000, expiring 7/24/98.......    2,662,338     2,680,169          17,831
Deutsche Mark 43,358,420, expiring 7/24/98.......   24,246,116    24,274,330          28,214
Deutsche Mark 7,013,656 for Swedish Krona
 30,076,960, expiring 7/24/98....................    3,896,274     3,926,615          30,341
Finnish Markka 14,729,844, expiring 7/24/98......    2,712,504     2,716,428           3,924
French Franc 19,668,000 for Netherland Guilder
 6,600,000, expiring 7/24/98.....................    3,282,082     3,283,940           1,858
Irish Pound 2,700,000, expiring 7/24/98..........    3,762,585     3,788,198          25,613
Italian Lira 8,237,039,993 expiring 7/24/98......    4,612,392     4,655,646          43,254
Japanese Yen 386,332,881 for Portuguese Escudo
 548,399,525, expiring 7/24/98...................    2,991,014     2,959,407         (31,607)
Japanese Yen 321,325,000 for Netherland Guilder
 5,000,000, expiring 7/24/98.....................    2,486,425     2,461,431         (24,994)

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

Netherland Guilder 33,160,960, expiring
 7/24/98.........................................   16,380,394    16,490,450         110,056
Norwegian Krone 12,000,000, expiring 7/24/98.....    1,607,135     1,614,982           7,847
New Zealand Dollar 9,092,751, expiring 7/24/98...    5,003,059     5,015,893          12,834
Spanish Peseta 591,330,550, expiring 7/24/98.....    3,859,406     3,891,695          32,289
Swedish Krona 46,937,867, expiring 7/24/98.......    6,073,741     6,080,494           6,753
Swiss Franc 6,412,490, expiring 7/24/98..........    4,330,550     4,317,201         (13,349)

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   SETTLEMENT     VALUE AT     APPRECIATION/
SALES CONTRACTS                                       VALUE        4/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Austrian Schilling 55,294,028 for Portugese
 Escudo 806,380,457, expiring 7/24/98............  $ 4,398,063   $ 4,394,261   $       3,802
Australian Dollar 1,984,615 for Malaysian
 Ringgit, 4,935,738, expiring 7/24/98............    1,293,139     1,296,109          (2,970)
Deutsche Mark 5,759,706 for British Pound
 1,913,947, expiring 7/24/98.....................    3,187,430     3,224,587         (37,157)
Deutsche Mark 110,851,023, expiring 7/24/98......   61,620,531    62,060,248        (439,717)
Finnish Markka 7,000,000, expiring 7/24/98.......    1,281,934     1,290,916          (8,982)
French Franc 51,696,771, expiring 7/24/98........    8,571,414     8,631,740         (60,326)
French Franc 13,222,578 for Italian Lira
 3,912,031,921, expiring 7/24/98.................    2,211,114     2,207,756           3,358
Irish Pound 2,967,458, expiring 7/24/98..........    4,131,295     4,163,451         (32,156)
Japanese Yen 1,549,762,354, expiring 7/24/98.....   12,001,427    11,871,570         129,857
New Zealand Dollar 11,576,435, expiring
 7/24/98.........................................    6,373,406     6,385,984         (12,578)
Singapore Dollar 9,266,273, expiring 7/24/98.....    5,778,779     5,837,945         (59,166)
                                                                               --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $    (263,765)
                                                                               --------------
                                                                               --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At April 30, 1998, the portfolio had open future contracts as follows:

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1998

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
Australian All Ord. Index, expiring
 June 1998.......................................            242    $    (194,861)   $    11,068,038
Dax Index, expiring June 1998....................             14          128,332          3,963,952
Ibex 35 Plus Index, expiring May 1998............             56         (152,467)         3,852,707
FTSE 100 Index, expiring June 1998...............             47           58,679          4,630,917
CAC 40 Index, expiring June 1998.................             29          110,142          3,609,201
                                                   --------------   --------------   ----------------
Totals...........................................            388    $     (50,175)   $    27,124,815
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. For the six months ended April 30, 1998, such fees amounted to $1,946,850.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operation of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $6,766.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      average daily net assets of the portfolio and other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule:
      0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $97,020.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $10,564 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

COST OF               PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$248,544,616......  $476,048,203

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.